Financial liabilities at fair value through profit or loss (Tables)	12 Months Ended
Dec. 31, 2018
Financial liabilities at fair value through profit or loss [Abstract]
Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss as of December 31, 2018 are as follows:

	2018
Securities sold:
Stocks	~~W~~	488,873
Bonds		440,382
Others		32,117

		961,372

Gold deposits		458,934

	~~W~~	1,420,306